Changes in accounting policies - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Initially applied IFRSs
Right-of-use assets	€ 5,349
Lease liabilities	€ 5,648
Weighted average discount rate used to measure the lease liabilities as at January 1, 2019		6.80%
Increase (decrease) due to application of IFRS 16
Initially applied IFRSs
Right-of-use assets		€ 5,689
Lease liabilities		5,800
Adoption of IFRS 16
Initially applied IFRSs
Right-of-use assets		5,656
Adoption of IFRS 16 | Followers
Initially applied IFRSs
Lease liabilities		2,000
Adoption of IFRS 16 | ENI SpA
Initially applied IFRSs
Lease liabilities		€ 3,700